EMPLOYEE BENEFIT PLANS - Defined benefit pension plan - Obligation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Discount rate	12.25%	11.00%
Defined benefit pension plan - Guatemala
EMPLOYEE BENEFIT PLANS
Discount rate	8.30%	9.10%
Defined benefit obligation at present value | Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 103,247	$ 101,778
Interest cost	10,756	10,459
Benefits paid	(12,943)	(13,003)
Net actuarial (gain) / loss due to changes in assumptions	(5,241)	2,229
Net actuarial (gain) due to plan experience	(936)	(366)
Others	0	2,150
Defined obligation, unfunded as of December 31	94,883	103,247
Defined benefit obligation at present value | Defined benefit pension plan - Panama
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	3,265	3,051
Interest cost	198	234
Benefits paid	(399)	(524)
Net actuarial (gain) / loss due to changes in assumptions	323	117
Net actuarial (gain) due to plan experience	(5)	(63)
Foreign currency translation effect	(491)	450
Reclassification to liabilities related to assets held for sale	(2,891)	0
Defined obligation, unfunded as of December 31	0	3,265
Defined benefit obligation at present value | Defined benefit pension plan - Guatemala
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	34,484	28,025
Current cost of service	1,233	1,136
Interest cost	2,819	2,657
Benefits paid	(1,680)	(1,668)
Net actuarial (gain) / loss due to changes in assumptions	5,139	(556)
Net actuarial (gain) due to plan experience	(886)	(61)
Foreign currency translation effect	(5,415)	4,951
Defined obligation, unfunded as of December 31	$ 35,694	$ 34,484